Post-Retirement Obligation - Summary of Changes in Net Liabilities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current liabilities	R$ 232	R$ 199
Non-currentliabilities	3,954	4,043
Net liabilities, Beginning balance	4,242	3,253	R$ 2,631
Expense recognized in Statement of income	455	448	359
Contributions paid	(282)	(240)	(208)
Plan amendment - Past service	(619)		(74)
Actuarial losses (gains)	390	781	545
Net liabilities, Ending balance	4,186	4,242	3,253
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	1,679	1,346	798
Expense recognized in Statement of income	175	187	129
Contributions paid	(160)	(128)	(116)
Actuarial losses (gains)	374	274	535
Net liabilities, Ending balance	2,068	1,679	1,346
Health plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	1,711	1,323	1,120
Expense recognized in Statement of income	189	182	142
Contributions paid	(113)	(99)	(77)
Actuarial losses (gains)	22	305	138
Net liabilities, Ending balance	1,809	1,711	1,323
Dental plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	38	30	33
Expense recognized in Statement of income	3	4	4
Contributions paid	(2)	(2)	(3)
Actuarial losses (gains)	(1)	6	(4)
Net liabilities, Ending balance	38	38	30
Life insurance [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	814	554	680
Expense recognized in Statement of income	88	75	84
Contributions paid	(7)	(11)	(12)
Plan amendment - Past service	(619)		(74)
Actuarial losses (gains)	(5)	196	(124)
Net liabilities, Ending balance	R$ 271	R$ 814	R$ 554